AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2019.

No. 811-22704

No. 333-180879

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 88	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

July 15, 2019

Cambria Cannabis ETF (TOKE)

This Prospectus provides important information about the Cambria Cannabis ETF (the “Fund”), a series of Cambria ETF Trust (the “Trust”), that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the “SEC”) nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund (“Shares”) will be listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”).

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Fund’s website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Fund’s Statement of Additional Information dated July 15, 2019 (the “SAI”) (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Cambria Cannabis ETF

Investment Objective

The Fund seeks capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%
Less Fee Waiver:	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver:**	0.42%

*	Based on estimated amounts for the current fiscal year.
**	The Fund’s investment adviser has agreed to waive 17 basis points (0.17%) of its management fees for the Fund until at least August 31, 2020. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$43	$172

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in global equity securities that provide a broad exposure to the cannabis industry. Equity securities that provide broad exposure to the cannabis industry include companies that (i) engage in or support the legal production, cultivation, and/or sale of cannabis, including marijuana and hemp, such as certain agrobusiness, biotechnology, life sciences, pharmaceutical, retail, finance, and real estate companies, (ii) perform lawful research as to the medical and pharmaceutical applications of marijuana and cannabis extracts, including cannabinoids, or (iii) produce and develop devices, goods, and equipment related to the cannabis industry, including hemp and its legal derivatives (collectively, “Cannabis Companies”). As the cannabis industry matures over time, Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), expects that the industry will grow and crossover with other established industries such as tobacco, food, alcohol, medicine, tourism, and personal care, and the definition of Cannabis Company will evolve as new business lines and products develop. Under the Farm Bill of 2018, hemp is defined as being derived from cannabis plants and plant parts that contain 0.3% or less of tetrahydrocannabinol (THC), the psychoactive agent found in marijuana, in their leaves and flowering heads. Hemp is commonly used to produce textiles, paper products, rope, and construction materials, and legal derivatives of hemp, such as hemp seeds, hemp seed oil and hemp seed protein, can be used in food products, cosmetics, plastics, and biofuel. Cannabinoids, such as THC and cannabidiol (CBD), are chemical compounds found in the cannabis plant that may be used in lawful research and the development of prescription drugs.

To be identified as a Cannabis Company, Cambria must determine that a company derives a significant portion (i.e., at least 50%) of its revenue or profits from the legal sale, cultivation, production, or provision of cannabis-related products, services, or research. The Fund will only invest in publicly-traded Cannabis Companies that operate in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Further, the Fund will only invest in Cannabis Companies listed and traded on a national securities exchange that requires compliance with all laws, rules and regulations applicable to their business, including U.S. federal laws. Accordingly, the Fund does not currently (directly or indirectly) invest in Cannabis Companies located in the U.S. if their cannabis-related business activities are illegal under U.S. federal law, even if such activities are legal under state law. If U.S. federal law changes in the future and these cannabis-related business activities become legal at the federal level, the Fund will begin investing in these U.S.-listed Cannabis Companies in accordance with the Fund’s investment objective and principal investment strategy.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be invested in Cannabis Companies. The Fund generally expects to invest in Cannabis Companies across a broad market capitalization spectrum of micro-, small-, and mid-capitalization stocks. While the Fund will target investing in approximately 20 to 50 of the top Cannabis Companies based on Cambria’s determination as to their exposure to the cannabis industry, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, and liquidity requirements. The Fund expects to concentrate (hold more than 25% of) its assets in Cannabis Companies domiciled or principally traded in Canada and invest a significant portion of its assets in Cannabis Companies domiciled or principally traded in Australia, Europe or Asia.

The Fund’s portfolio will be rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. If, after acquiring a Cannabis Company’s securities, Cambria identifies or becomes aware that the company no longer meets the Fund’s definition of Cannabis Companies, the Fund will promptly sell that position. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

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Principal Risks

An investment in the Fund involves risk. The Fund’s principal risks are presented below in alphabetical order to facilitate investors’ ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Cannabis Industry Risk. Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Fund only invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non-medical use of marijuana is legal in ten states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. In addition, pronouncements from the current Administration suggest the Department of Justice (“DOJ”) may push back against states where marijuana use and possession is legal, step up the enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes, and seek to overturn the Rohrabacher-Blumenauer amendment to the federal spending bill. Such actions by the DOJ could produce a chilling effect on the industry’s growth and discourage banks from servicing Cannabis Companies and/or serving as custodian for this Fund. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of the Fund’s U.S. investments, if any, as well as the Fund’s future ability to invest in Cannabis Companies primarily listed and traded on a U.S. national securities exchange and/or engaged in cannabis-related businesses in the U.S. Cannabis Companies that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the Drug Enforcement Administration (“DEA”) to perform such activities. Further, the DEA has no obligation to ever issue such registration to cannabis or marijuana products.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis Company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

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Concentration Risk. The Fund’s investments are concentrated in the cannabis industry, and the Fund may be susceptible to loss due to adverse occurrences affecting this industry. The Fund is also expected to have significant exposure to the health care, consumer discretionary, and consumer staples sectors.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund expects to concentrate its assets in the securities of companies in Canada and invest a significant portion of its assets in the securities of companies in Australia, Europe and Asia.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Australia Risk. The Australian economy depends heavily on the economies of its key trading partners, including China, the United States, and Japan, the price and demand for natural resources and commodities, and its agricultural and mining sector exports. Weakening demand for its products worldwide could have a negative impact on the Australian economy as a whole.

Canada Risk. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Conditions that weaken demand for its products worldwide could have a negative impact on the Canadian economy as a whole.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels in several European countries, including Greece, Italy, Portugal and Spain. Further, in June 2016, the United Kingdom (“UK”) voted in a referendum to leave the EU. It remains unclear how withdrawal negotiations will be concluded and what the potential consequences of Brexit may be, but the economies of the UK and Europe, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

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Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Premium-Discount Risk. The Shares may trade above (premium) or below (discount) their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

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Investment Adviser

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

Portfolio Manager

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in July 2019.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Purchases Through Broker-dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Additional Information About The Fund’s Investment Strategies and Risks

This Prospectus does not describe all of the Fund’s investment practices. For more information about other types of investments the Fund may make, and about the risks of investing in the Fund, please see the Fund’s SAI, which is available upon request. The Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments. The Fund may be invested in these instruments for extended periods, depending on Cambria’s assessment of market conditions. Debt securities and money market instruments include shares of mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds, it would bear its pro rata portion of such money market fund’s advisory fees and operational fees.

Additional Information About the Fund’s Risks

Additional information about the risks of investing in the Fund, including the principal risks identified under “Principal Risks” in the Fund Summary, is described below. The Fund’s principal risks are presented below in alphabetical order to facilitate investors’ ability to find particular risks and compare them with the risks of other funds. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Cannabis Industry Risk. Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may (i) significantly affect a Cannabis Company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis Companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products. The Fund only invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

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U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non-medical use of marijuana is legal in ten states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. In addition, pronouncements from the current Administration suggest the DOJ may push back against states where marijuana use and possession is legal and step up the enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes. The Attorney General has also spoken out against medical marijuana and sought out Congressional assistance rolling back the Rohrabacher-Blumenauer amendment, which prohibits the DOJ from using federal funds to prevent states from implementing laws that authorize medical marijuana use, possession, distribution, and cultivation. President Trump also noted his legal objections to the Rohrabacher-Blumenauer amendment during a signing statement in May 2017. Such actions by the DOJ could produce a chilling effect on the industry’s growth and discourage banks from servicing Cannabis Companies and/or serving as custodian for this Fund. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies doing business in the U.S. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of the Fund’s U.S. investments, if any, as well as the Fund’s future ability to invest in Cannabis Companies primarily listed and traded on a U.S. national securities exchange and/or engaged in cannabis-related businesses in the U.S. Further, the DEA has no obligation to ever issue such registration to marijuana products. Cannabis Companies that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Compliance failures related to these regulatory requirements may substantially harm a Cannabis Company’s ability to conduct marijuana research.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis Company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

Concentration Risk. The Fund’s investments are concentrated in the cannabis industry, and the Fund may be susceptible to loss due to adverse occurrences affecting this industry. The Fund is also expected to have significant exposure to the health care, consumer discretionary, and consumer staples sectors.

Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. These companies may include, for example, publishers; catalog and internet retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and DVD players; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; companies providing educational, home security, legal, and personal services; advertising and public relations companies; and TV and cable companies. This sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

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Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices, tariffs and trade barriers, consumer confidence, and global and economic conditions. Consumer staples companies depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may also be subject to severe competition. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. Companies in the health care sector are regulated extensively by the government and their profits can be significantly affected by, among other things, the rising costs of medical products and services, restrictions on the government’s reimbursement for medical expenses, price controls, and expenses associated with the drug approval process, including research and development. Health care companies also rely upon the protection of patents and may be adversely impacted by lapsing patents or the cost associated with defending a patent through litigation. These companies may also be negatively affected by technological developments or industry innovations that make their drugs, treatments, or medical products obsolete. Health care companies are also subject to litigation based on product liability and related claims.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

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Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Foreign Investment Risk. The Fund invests in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in depositary receipts, are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares, and may cause the Fund to decline in value.

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Currency Risk. The Fund’s net asset value is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, economic and political conditions and changes in tax, regulatory, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund expects to concentrate its assets in the securities of companies in Canada and invest a significant portion of its assets in the securities of companies in Australia, Europe and Asia.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Australia Risk. The Australian economy depends heavily on the economies of its key trading partners, including China, the United States, and Japan, the price and demand for natural resources and commodities, and its agricultural and mining sector exports. Weakening demand for its products worldwide could have a negative impact on the Australian economy as a whole.

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Canada Risk. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on the Fund and its investments in Canada.

Europe Risk. The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels in several European countries, including Greece, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

An investment in issuers located or operating in Eastern Europe may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Eastern Europe. Economies of certain Eastern European countries rely heavily on the export of commodities, including oil, gas, and certain metals. As a result, such economies may be impacted by international commodity prices and are particularly vulnerable to global demand for these products. Geopolitical events, acts of terrorism, and other instability in certain Eastern European countries may cause uncertainty in their financial markets and adversely affect the performance of the issuers to which the Fund has exposure. The securities markets in some Eastern European countries are substantially smaller and less developed, with less government supervision and regulation of stock exchanges, and may be less liquid and more volatile than securities markets in the United States or Western European countries.

Other risks related to investing in securities of issuers located or operating in Eastern Europe include: delays in transaction settlements, the risk of relying on foreign sub-custodians, the risk that ownership of the Fund’s securities may become disputed, the absence of legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in issuers located or operating in Eastern Europe as a result of expropriation; and certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

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In June 2016, the UK voted in a referendum to leave the EU (“Brexit”). As a result of the referendum, S&P downgraded the UK’s credit rating from “AAA” to “AA” and the EU’s credit rating from “AA+” to “AA” in the days that followed the vote. Other credit ratings agencies have taken similar actions. On March 29, 2017, the UK invoked article 50 of the Lisbon Treaty, notifying the European Council of the UK’s intention to withdraw from the EU by the end of March 2019. However, after two years of negotiating the UK’s withdrawal from the EU, this date has been extended until October 31, 2019. Although it is unclear how withdrawal negotiations will be conducted or concluded, UK businesses are increasingly preparing for a disorderly Brexit, which could have severe consequences for European and UK businesses, the EU and UK economies, the broader global economy, and the Fund’s investments. The uncertainty associated with the Brexit process as well as the consequences that follow from its outcome could (i) adversely affect European or worldwide political, regulatory, economic, or market conditions, (ii) contribute to instability in global political institutions, regulatory agencies, and financial markets, and (iii) impact the volatility of exchange rates and interest rates. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and the UK determines which EU laws to replace or replicate. In addition, it is possible that measures could be taken to revote the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. The Fund is actively managed and uses proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected. Securities selected by Cambria may not perform as expected. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

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Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes. Further, micro capitalization companies often have smaller markets for their products and/or services, less managerial experience and more limited financial resources than larger, more established companies.

Premium-Discount Risk. The Shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Quantitative Security Selection Risk. Data for some issuers, particularly for emerging market issuers, may be less available and/or less current than data for issuers in other markets. With respect to the Fund, Cambria uses quantitative techniques to generate investment decisions. Cambria may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of a security’s value and its effectiveness can change over time. These changes may not be adequately reflected in the quantitative model.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Additional Non-Principal Risk Information

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, shares of the Fund may trade at a material discount to net asset value and face delisting.

Cash and Cash Equivalents Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when Cambria determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

Clearing Broker Risk. The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, is entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Operational Risk. The Fund and its service providers, including Cambria, the Fund’s administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures. Any such disruptions may have an adverse impact on the Fund. Although the Fund and its service providers seek to reduce these operational risks through their internal controls and processes, it may not be possible to identify and develop policies and controls to address all such risks.

FUND MANAGEMENT

Cambria Investment Management, L.P. acts as the Fund’s investment adviser. Cambria is located at 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Cambria was founded in 2006 and managed approximately $955 million in assets as of June 30, 2019.

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Cambria is responsible for overseeing the management and business affairs of the Fund, and has discretion to purchase and sell securities in accordance with the Fund’s objective, policies, and restrictions. Cambria continuously reviews, supervises, and administers the Fund’s investment program. Cambria has entered into an investment advisory agreement (the “Management Agreement”) with respect to the Fund. Pursuant to that Management Agreement, the Fund pays Cambria an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rate of 0.59%. Cambria has agreed to waive 17 basis points (0.17%) of its management fees for the Fund until at least August 31, 2020, and this agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

Cambria bears all of the costs of the Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a majority of the outstanding Shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager primarily responsible for the day-to-day management of the Fund.

Mebane T. Faber, Chief Investment Officer and Portfolio Manager

Mr. Faber has been co-founder and the Chief Investment Officer of Cambria since 2006, and has been portfolio manager of the Fund since its inception. Mr. Faber is the manager of Cambria’s separate accounts and private investment funds for accredited investors. He is also President of the Trust and an interested trustee and the Chairman of the Trust’s Board of Trustees. Mr. Faber is also the author of the Mebane Faber Research blog, author of Shareholder Yield, and the co-author of The Ivy Portfolio: How to Invest Like the Top Endowments and Avoid Bear Markets. Mr. Faber graduated from the University of Virginia with a double major in Engineering Science and Biology. He is a Chartered Alternative Investment Analyst (CAIA) and Chartered Market Technician (CMT).

The Fund’s SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Fund, and compensation.

OTHER SERVICE PROVIDERS

SEI Investments Distribution Co. (the “Distributor”), 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of Creation Units (defined below) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

SEI Investments Global Funds Services, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, is the administrator and fund accountant for the Fund.

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, is the transfer agent and custodian for the Fund.

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Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, District of Columbia 20004, serves as legal counsel to the Fund.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

The Exchange

Shares of the Fund are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of Fund Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Fund Shares in connection with the administration, marketing or trading of the Fund Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BUYING AND SELLING FUND SHARES

Shares will be issued or redeemed by the Fund at NAV per Share only in Creation Units of 50,000 Shares, which are likely to cost over $1 million. Creation Units are issued and redeemed for cash and/or in-kind for securities.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Fund. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or “Creation Units.” Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Except when aggregated in Creation Units, Shares are not redeemable with the Fund.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.

Shares of the Fund are, or will be, listed on the Exchange under the following trading symbol: TOKE

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

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Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.

Share Trading Prices. The trading prices of the Fund’s Shares may differ from the Fund’s daily net asset value, or “NAV,” and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of the Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940 (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the “Service Providers”). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

NET ASSET VALUE

The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

The Fund calculates its NAV per Share by:

●	Taking the current market value of its total assets,

●	Subtracting any liabilities, and

●	Dividing that amount by the total number of Shares owned by shareholders.

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If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the Fund’s Shares, expenses are accrued and applied daily and stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in non-exchange traded investment companies are valued at their NAVs. Forward foreign currency contracts and swap contracts are generally valued based on the marked-to-market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Fund’s Board, provide market quotations based on both market prices and indicative bids.

If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. To the extent the Fund has holdings of tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Fund at www.cambriafunds.com. Among other things, this website includes this Prospectus and the SAI, and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about Shares trading on the Exchange, daily NAV calculations, updated performance information, and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.cambriafunds.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Premium/Discount Information. Information about the premiums and discounts at which the Fund’s Shares have traded is available at www.cambriafunds.com.

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INVESTMENTS BY OTHER INVESTMENT COMPANIES

The Trust and the Fund are part of the Cambria family of funds and related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares of the Fund beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so. These funds cannot purchase or otherwise acquire Fund Shares if such fund, and any company or companies under such acquiring fund’s control, immediately after such purchase or acquisition own in the aggregate (i) more than 3% of the total outstanding voting securities of the Fund, (ii) Fund Shares having an aggregate value in excess of 5% of the value of the acquiring fund’s total assets, or (iii) Fund Shares and securities issued by all other investment companies (other than Treasury stock of such acquiring fund) that have an aggregate value in excess of 10% of the value of the acquiring fund’s total assets.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Fund Distributions

The Fund generally pays out dividends from its net investment income, if any, to shareholders quarterly, and distributes its net capital gains, if any, to shareholders annually. The Fund typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.” The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the federal, state, and local tax consequences of an investment in Shares. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

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The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to a regulated investment company, such as the Fund. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Tax Status of the Fund. The Fund intends to qualify for the special tax treatment afforded to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If the Fund qualifies for treatment as a regulated investment company, and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders.

Certain of the Fund’s investments may be subject to complex provisions of the Internal Revenue Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a regulated investment company, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Taxes on Distributions

The Fund intends to distribute each year substantially all of its net investment income and net capital gains income. Dividends and distributions are generally taxable to you whether you receive them in cash or in additional Shares. Income distributions by the Fund, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions by the Fund that qualify as “qualified dividend income” are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). In order for a distribution by the Fund to be treated as qualified dividend income, it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and you must meet similar requirements with respect to the Fund’s Shares. The Fund’s investment and/or trading strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

Distributions of the Fund’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains regardless of your holding period in the Fund’s Shares and regardless of whether paid in cash or reinvested in additional Shares. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

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U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of Shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Distributions in excess of the Fund’s earnings and profits first will reduce your adjusted tax basis in your Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, in the case of individuals, will be taxed at a maximum rate of 20% (or less in some cases, as noted above), if the distributions are attributable to Shares held by you for more than twelve months and as short-term capital gain or loss if they have been held for twelve months or less.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions declared to shareholders of record in October, November or December and actually paid in January of the following year may be treated as paid on December 31 of the calendar year in which declared.

The Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

You may be subject to federal back-up withholding tax, if you have not provided the Fund (or financial intermediaries, such as brokers, through which you own Fund Shares) with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

Taxes When Shares are Sold

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than twelve months or if held for twelve months or less will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of long-term capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

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Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, trust or estate, (i) the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the Fund’s SAI.

HOUSEHOLDING POLICY

It is the policy of the Fund to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245 or calling us at: 855-ETF-INFO (383-4636) (toll free).

FINANCIAL HIGHLIGHTS

Because the Fund had not yet commenced operations as of the date of this Prospectus, the Fund does not have financial highlights to present at this time.

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If you would like more information about the Fund and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments will be available in its annual and semi-annual report to shareholders. The Fund’s annual report will explain the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

An SAI dated July 15, 2019, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Fund, please contact us as follows:

Call:	855-ETF-INFO (383-4636) (toll free)
Write:	2321 Rosecrans Avenue, Suite 3225
El Segundo, CA 90245
Visit:	www.cambriafunds.com

Information Provided by the Securities and Exchange Commission

Additional information about the Fund filed with the SEC, including the Fund’s shareholder reports and the SAI, is available (or will be available) on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Investment Company Act File No. 811-22704.

CIM-PS-010-0100

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STATEMENT OF ADDITIONAL INFORMATION

CAMBRIA ETF TRUST

Cambria Cannabis ETF (TOKE)

2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245

PHONE: (310) 683-5500

July 15, 2019

This SAI describes additional information related to the Cambria Cannabis ETF, a series of the Trust, an open-end registered management investment company under the Investment Company Act. The Fund is an exchange-traded fund actively managed by Cambria Investment Management, L.P., which serves as the investment adviser to the Fund. SEI Investments Distribution Co. serves as the Distributor for the Fund.

Shares of the Fund are, or will be, listed and traded on Cboe BZX Exchange, Inc.

This SAI, dated July 15, 2019, as revised from time to time, is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated July 15, 2019, which incorporates this SAI by reference.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 855-ETF-INFO (383-4636) or visiting www.cambriafunds.com. When available an annual report for the Fund will be available in the same manner at no charge by request to the Fund at the address, website, or phone number noted above. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent annual report to shareholders.

THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Fund’s Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of the Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cambria” or the “Adviser” means Cambria Investment Management, L.P., the investment adviser to the Fund.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CEA” means the Commodity Exchange Act, as amended.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 50,000 Shares that the Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distribution Plan” means the Fund’s Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

“Distributor” means SEI Investments Distribution Co., the distributor to the Fund.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“Exchange” means the Cboe BZX Exchange, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund” means the series of the Trust discussed in this SAI: the Cambria Cannabis ETF.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per Share value of the Fund’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of the Fund.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Share.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Fund’s Prospectus, dated July 15, 2019, as amended and supplemented from time to time.

“RIC” means a “regulated investment company” under Subchapter M of the Code.

“SAI” means this Statement of Additional Information, dated July 15, 2019, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of the Fund.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to the Fund, see “Transaction Fees” in this SAI.

“Trust” means the Cambria ETF Trust, a Delaware statutory trust.

TRUST AND FUND OVERVIEW

The Trust is a Delaware statutory trust formed on September 9, 2011 and an open-end registered management investment company comprised of twenty-one funds, twelve of which have commenced operations as of the date of this SAI, and one of which is discussed in this SAI. The Fund is a non-diversified, actively managed exchange-traded fund. The offering of the Shares is registered under the 1933 Act.

The Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Fund will be listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, the Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from the Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

EXCHANGE LISTING AND TRADING

Shares of the Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case for other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, Shares of the Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the Investment Company Act and any of the statements regarding (a) the description of the Fund; (b) limitations on the Fund’s portfolio holdings or reference assets; (c) dissemination and availability of IIVs; or (d) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; (iv) if the IIV is no longer disseminated at least every 15 seconds during the Exchange’s regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (vi) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.cambriafunds.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per Share value of the Fund’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or by market data vendors or other information providers. The IIV is based on the current market value of the Fund’s Fund Deposit, but does not include a reduction for the fees, operating expenses, or transaction costs incurred by the Fund. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. This approximate value should not be viewed as a “real-time” update of NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. If a price for an asset held by the Fund is not available due to disruption in the underlying market then stale values may be used in the calculation of the IIV and this may adversely affect the value of Shares. As such, investors should not expect to buy or sell the Fund’s shares at the IIV. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

INVESTMENT POLICIES AND RESTRICTIONS

The investment policies enumerated in this section may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below:

1.	The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	The Fund will concentrate (invest more than 25% of its total assets) in securities of the cannabis industry.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental investment policy, which may be changed by the Board without a shareholder vote upon at least 60 days’ prior written notice to shareholders:

1.	The Fund may not hold illiquid assets in excess of 15% of its net assets. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from banks, as described immediately above.

With respect to the fundamental policy relating to making loans set forth in (6) above, the Investment Company Act does not prohibit the Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC staff treats repurchase agreements as loans).

Except with respect to borrowing and illiquid securities, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund or investment in illiquid securities that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitation set forth in the concentration policy, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the additional investment policies and different types of investments that may be made by the Fund directly as a part of its non-principal investment strategies. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.

Cannabis-Related Securities

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in Cannabis Companies. Cannabis Companies are companies that (i) engage in or support the legal production, cultivation, and/or sale of cannabis, including marijuana and hemp, such as certain agrobusiness, biotechnology, life sciences, pharmaceutical, retail, finance, and real estate companies, (ii) perform lawful research as to the medical and pharmaceutical applications of marijuana and cannabis extracts, including cannabinoids, or (iii) produce and develop devices, goods, and equipment related to the cannabis industry, including hemp and its legal derivatives. The Fund will only invest in publicly-traded Cannabis Companies that operate in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Further, the Fund will only invest in Cannabis Companies listed and traded on a national securities exchange that requires compliance with all laws, rules and regulations applicable to their business, including U.S. federal laws. Accordingly, the Fund does not currently (directly or indirectly) invest in Cannabis Companies located in the U.S. if their cannabis-related business activities are illegal under U.S. federal law, even if such activities are legal under state law. If U.S. federal law changes in the future and these cannabis-related business activities become legal at the federal level, the Fund will begin investing in these U.S.-listed Cannabis Companies in accordance with the Fund’s investment objective and principal investment strategy.

As of the date of this SAI, the securities of Cannabis Companies held by the Fund will be purchased on regulated, major stock exchanges, such as the New York Stock Exchange, NYSE American, Nasdaq Stock Market, TSX Exchange, and TSX Venture Exchange. Cannabis Companies do not include those companies whose securities trade on the Canadian Stock Exchange.

The Fund does not invest in any Cannabis Company that grows, produces, distributes, or sells cannabis or products derived from cannabis in a country, state, province, locality or other political subdivision where this activity is illegal under applicable law. Cannabis Companies do not include companies that grow, produce, distribute, or sell cannabis or products derived from cannabis inside the U.S. This is the case regardless of whether such a company is listed on a U.S. exchange or an exchange in a country where cannabis is legal. Cannabis Companies do not include companies that grow, produce, distribute, or sell cannabis or products derived from cannabis both in a country where its activities are entirely legal and in the U.S. where its activities are legal under state and local law but not under U.S. federal law. Further, the Fund itself does not and is not seeking to distribute cannabis in the U.S.

Cannabis Companies only supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal, state, and local laws. Cannabis Companies may, however, supply such products and perform such activities in the U.S. to companies that grow, produce, distribute, or sell cannabis or products derived from cannabis in a manner that is legal under state and local law but not under U.S. federal law. Cannabis Companies with a presence in the U.S. may engage in pharmaceutical activities and/or grow, produce, distribute, or sell hemp or products derived from hemp but only if such activities are properly licensed and legal under applicable U.S. federal, state, and local laws and otherwise in conformity with the Farm Bill of 2018. If, after acquiring a Cannabis Company’s securities, the Advisor identifies or becomes aware that the company no longer meets the Fund’s definition of Cannabis Companies, the Fund will promptly sell that position.

Cash Items

The Fund may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

CFTC Regulation

The 2010 enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of derivatives, including swaps, futures and forward contracts, and the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. Title VII of the Dodd-Frank Act creates a framework for the regulation of OTC derivatives, such as swaps. In particular, it makes broad changes to the OTC derivatives market and grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants. The legislation and the related regulations developed by the CFTC, SEC, and other federal regulators that have been and may be promulgated in the future may negatively impact the Fund’s ability to meet its investment objective either through investment limits or requirements imposed on it or any of its counterparties. In particular, capital requirements and requirements related to the mandatory clearing of OTC derivatives transactions have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.

Central Clearing. Forward currency contracts that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a forward currency contract is not centrally cleared, the use of forward currency contracts also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which the Fund enters into forward currency contracts will be monitored by Cambria. If a counterparty’s creditworthiness declines, the value of the forward currency contract might decline, potentially resulting in losses to the Fund. Changing conditions in a particular market area may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but exercising these remedies could take significant time and expense.

Commodity Pool Exclusion and Registration. In February 2012, the CFTC announced substantial amendments to the exclusion in its Regulation 4.5 for registered investment companies from registration as a commodity pool operator (“CPO”). Under these amendments, if the Fund uses commodity interests (such as CFTC-regulated futures, options on futures and swaps) other than for bona fide hedging purposes (as defined by the CFTC) and seeks to claim the Regulation 4.5 exclusion from registration, the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV. Alternatively, the aggregate net notional value of these positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).

Cambria has claimed the Regulation 4.5 exclusion from registration as a CPO under the CEA, in its management of the Fund and intends to comply with one of the two alternative limitations described above. To the extent these limits are approached, Cambria may not be able to take advantage of investment opportunities for the Fund in order to comply with and maintain the exclusion.

Cover. Transactions using derivative instruments, such as forward currency contracts, may expose the Fund to an obligation to another party. Under such circumstances, the Fund will comply with SEC guidelines regarding cover for these obligations and will, if the guidelines so require, set aside cash or liquid assets in an account or on the books with its custodian in the prescribed amount as determined daily. Such cover will generally be either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Turnover. The Fund’s forward currency contracts activities, if any, may affect its turnover rate. The sale or purchase of forward currency contracts may cause the Fund to sell or purchase related investments, thus increasing its turnover rate.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Fund maintains the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a nationally recognized statistical rating organization (a “Rating Organization”), Cambria will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization. Corporate debt obligations, mortgage-backed and other asset-backed securities and municipal securities must be rated at least “B-” or equivalent by a Rating Organization. For securities that are not rated by a Rating Organization, Cambria’s internal credit rating will apply and be subject to the equivalent rating minimums described here. The Fund may retain a debt security that has been downgraded below the initial investment criteria.

Debt-Related Investments

Debt and Other Fixed Income Securities Generally

Debt securities include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and political subdivisions, foreign governments, their authorities, agencies, instrumentalities, and political subdivisions, supra-national agencies, corporate debt securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Debt securities may be investment grade securities or high yield securities, which are described below. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Ltd. (“Fitch”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by Cambria and traded publicly on the world market. The Fund, at the discretion of Cambria, may retain a debt security that has been downgraded below the initial investment criteria.

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of the Fund that invests in fixed income securities cannot be predicted with certainty. The future income of the Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and Federal Home Loan Banks (“FHLBs”).

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

Equity-Related Investments

Common Stocks

Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

Convertible securities include fixed-income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stock, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Investments in Other Investment Companies or Other Pooled Investments

The Fund may invest in the securities of other investment companies to the extent permitted by law. Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by the Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company. The Fund also may invest in private investment funds, vehicles, or structures.

Preferred Stocks

The Fund may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Real Estate Investment Trusts (“REITs”)

A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in the Fund’s fee table.

The Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and IRS interpretations, or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the Investment Company Act.

Rights and Warrants

A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive. An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Foreign Investments Generally

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly, when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Asia-Pacific Risk

Investments in securities of issuers in Asia-Pacific countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asia-Pacific economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

Certain Asia-Pacific countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Investments in Japan. Although Japan continues to recover from a prolonged economic downturn dating back to 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future and/or continue to lag the growth rates of other developed nations and its Asian neighbors. Economic growth in Japan is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. In the past, Japanese exports have been adversely affected by trade tariffs and other protectionist measures as well as increased competition from developing nations. Japan has few natural resources and is heavily dependent on oil imports. Higher commodity prices could therefore have a negative impact on the Japanese economy. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Despite the emergence of China as an important trading partner of Japan, strained relationships between Japan and its neighboring countries, including China, Russia, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. Increased political tension between countries in the region could adversely affect the Japanese economy and, in the event of a crisis, destabilize the region. The Japanese economy is also vulnerable to concerns of economic slowdown from within the Japanese financial system, including high levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japanese currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on the Fund’s performance.

Investments in Korea. The economy of Korea is heavily dependent on exports and the demand for certain finished goods. Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the Korean economy as a whole. The Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. Relations with North Korea could also have a significant impact on the economy of Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on the Fund’s performance.

Investments in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on the Fund’s performance.

Australia Risk

The Australian economy depends heavily on the economies of its key trading partners, including China, the United States, and Japan, the price and demand for natural resources and commodities, and its agricultural and mining sector exports. Weakening demand for its products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on the Fund’s performance.

Depositary Receipts

The Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.

Canada Risk

The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on the Fund’s performance.

Emerging Markets Risk

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

Europe Risk

Investing in European countries exposes the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above.

The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect the Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were recently downgraded. These downgrades may result in further deterioration of investor confidence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.

Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Most Eastern European securities markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and Ukraine in 2014. Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. The global economic crisis has restricted international credit supplies, and several Eastern European economies have faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.

In June 2016, the UK voted in a referendum to leave the EU (“Brexit”). As a result of the referendum, S&P downgraded the United Kingdom’s (UK) credit rating from “AAA” to “AA” and the EU’s credit rating from “AA+” to “AA” in the days that followed the vote. Other credit ratings agencies have taken similar actions. On March 29, 2017, the UK invoked article 50 of the Lisbon Treaty, notifying the European Council of the UK’s intention to withdraw from the EU by the end of March 2019. However, after two years of negotiating the UK’s withdrawal from the EU, this date has been extended until October 31, 2019. Although it is unclear how withdrawal negotiations will be conducted or concluded, UK businesses are increasingly preparing for a disorderly Brexit, which could have severe consequences for European and UK businesses, the EU and UK economies, the broader global economy, and the Fund’s investments. The uncertainty associated with the Brexit process as well as the consequences that follow from its outcome could (i) adversely affect European or worldwide political, regulatory, economic, or market conditions, (ii) contribute to instability in global political institutions, regulatory agencies, and financial markets, and (iii) impact the volatility of exchange rates and interest rates. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and the UK determines which EU laws to replace or replicate. In addition, it is possible that measures could be taken to revote the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests.

Foreign Currencies Transactions

The Fund may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. For additional currency exposure, the Fund may also conduct currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward currency contract. These transactions will expose the Fund to foreign currency fluctuations.

The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. The successful use of forward currency contracts will usually depend on Cambria’s ability to forecast accurately currency exchange rate movements and its skill in analyzing and predicting currency values. There is no assurance that Cambria’s use of forward currency contracts will be advantageous to the Fund or that Cambria will hedge exposures at an appropriate time. The precise matching of forward contract amounts and the value of the securities involved is generally not possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Further, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a RIC under the Code or to maintain its exception from registration as a commodity pool operator under the CEA.

Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If the Fund makes delivery of a currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

Forward currency contracts have historically been individually negotiated and privately traded by currency traders and their customers, though in the future they may become centrally cleared. These contracts may result in a loss if a counterparty, including a central clearing agency, does not perform as expected or becomes insolvent. In the event of insolvency of a counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity or, even if it entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The Fund may enter into forward contracts for a variety of reasons, including hedging and extracting investment returns.

Hedging. With respect to hedging, the Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

Position hedging and transaction hedging generally involve the Fund seeking to “lock in” the exchange rate between currencies. For example, if the Fund owned securities denominated in euros, to effectuate a position hedge, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which Cambria believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The Fund is not obligated to actively engage in currency hedging transactions; therefore, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

Investing. The Fund may invest in a combination of (i) forward foreign currency contracts and U.S. dollar-denominated instruments or (ii) forward currency contracts and non-U.S. dollar-denominated instruments to seek performance that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance Cambria is trying to duplicate. For example, the combination of U.S. dollar-denominated exchange-traded funds or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that Cambria believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and Cambria believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency. Such foreign cross-currency contracts may be considered a hedging strategy rather than a speculative strategy if the Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency.

With respect to transactions not entered into for hedging purposes, the Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Cambria believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Conversion. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of the Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the forward currency contracts until they reopen.

Foreign Government Securities

Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Futures Contracts and Related Options

The Fund may purchase or sell stock index futures contracts and options thereon, including as a substitute for a comparable market position in the underlying securities, to hedge the portfolio, or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund generally chooses to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract, and that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. The Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. The Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Cambria also may deem certain securities to be illiquid as a result of Cambria’s receipt from time to time of material, non-public information about an issuer, which may limit Cambria’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s net asset value. The judgment of Cambria normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Repurchase agreements may be treated as loans by the SEC staff. The Fund will not enter into repurchase agreements if, as a result, the aggregate amount of the Fund’s loans would exceed 33 1/3% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending

The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that Cambria believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the entire risk of loss on any reinvested collateral received in connection with securities lending.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. Cambria will retain lending agents on behalf of the Fund based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees. The costs of lending securities are not reflected in the Fund’s Annual Fund Operating Expenses.

PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests because such contracts generally have a remaining maturity of less than one-year.

The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, the Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by the fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates).

The Fund has not commenced operations, as of the date of this SAI. Accordingly, no portfolio turnover information is provided.

MANAGEMENT OF THE FUND

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of Cambria. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all Funds advised by Cambria (the “Fund Complex”).

The Trustees, their age (by year of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age (by year of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245.

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee*
Mebane Faber YOB: 1977	Chairperson of the Board, Trustee and President of the Trust since 2018; Vice President of the Trust (2013 – 2018); no set term	Co-Founder and Chief Investment Officer, Cambria Investment Management, L.P. (2006 – present).	12	None.
Independent Trustees
Michael Venuto YOB: 1977	Trustee since 2019; no set term	CIO, Toroso Investments, LLC (since 2012).	12	None.
Dennis G. Schmal YOB: 1947	Trustee since 2013; no set term	Self-employed consultant (since 2003).	12	Director, AssetMark (formerly Genworth) Mutual Funds (since 2007); Director, Merriman Holdings Inc. (formerly MCF Corp.) (financial services) (2003 – 2016); Director, Owens Realty Mortgage Inc. (real estate) (2013 – present); Director and Chairman, Pacific Metrics Corporation (2005 – 2014) (educational services); Director and Chairman, Sitoa Global (2011 – 2013) (e-commerce); Trustee, Wells Fargo GAI Hedge Funds (since 2007); Director, Blue Calypso (since 2015) (e-commerce).

*	Mr. Faber is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Officers

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years
Eric Kleinschmidt YOB: 1968	Principal Financial Officer since 2016; no set term	Director of Fund Accounting at SEI Investments Global Funds Services since 2004.
Himanshu Sudhir Surti YOB: 1974	Vice President since 2018; no set term	Chief Operating Officer (2014 – present), Portfolio Manager (2014 – present), Cambria Investment Management, L.P.; Strategy Manager (2008 – 2013), Research Affiliates, LLC.
Douglas Tyre YOB: 1980	Chief Compliance Officer since May 2018; no set term	Assistant Compliance Director, Cipperman Compliance Services, LLC (since 2014); Client Services & Operations Specialist - Senior Associate, Echo Point Investment Management LLC (2010 – 2014).

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Mebane Faber: Mr. Faber has extensive experience in the investment management industry, including as a portfolio manager, an author of multiple investment strategy books, and host of his own wealth management podcast.

Michael Venuto: Mr. Venuto has extensive experience in the investment management/ETF industry, including most recently as a co-founder and chief investment officer of an investment adviser.

Dennis G. Schmal: Mr. Schmal has extensive experience in the investment management industry, including as a member of senior management of the investment company audit practice at a large public accounting firm, as well as service on multiple boards of directors overseeing public companies, registered investment companies and private companies and funds.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Faber is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with Cambria and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled meetings each year, at least one of which is in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board considers whether its current structure is appropriate. As part of this self-assessment, the Board considers several factors, including the number of Funds overseen by the Board, their investment objectives, and the responsibilities entrusted to Cambria and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. As part of its oversight function, the Board monitors Cambria’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, Cambria, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally the Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended April 30, 2019, the Audit Committee met three times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee does not consider potential candidates for nomination identified by shareholders. During the fiscal year ended April 30, 2019, the Nominating Committee did not meet.

Compensation of Trustees. The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

The Independent Trustees are paid $8,750 per quarter for attendance at meetings of the Board and the Chairman of the Audit Committee receives an additional $1,250 per quarter. The Trust’s officers and any interested Trustees receive no compensation directly from the Trust. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The following table reflects the compensation paid to the Trustees for the fiscal year ended April 30, 2019:

Independent Trustees	Compensation[1]	Compensation Deferred[1]	Total Compensation from the Fund Complex Paid to Trustee[1]
Eric Leake[2]	$26,250	$0	$26,250
Dennis G. Schmal	$40,000	$0	$40,000
Michael Venuto	$8,750	$0	$8,750
Interested Trustee
Mebane Faber[3]	$0	$0	$0

[1]	Trustee compensation is allocated across the series of the Fund Complex on the basis of assets under management. Under the Funds’ Management Agreements, however, Cambria ultimately pays the compensation and expenses of the Trustees.

[2]	Mr. Leake resigned as an Independent Trustee effective January 1, 2019. He was replaced by Michael Venuto.

[3]	Mr. Faber is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Equity Ownership of Trustees. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Interested Trustee
Mebane Faber	n/a	None	Over $100,000
Independent Trustees
Eric Leake[2]	n/a	None	None
Dennis G. Schmal	n/a	None	None

[1]	Dollar range for Mebane Faber is based on a December 31, 2018 valuation date.

[2]	Mr. Leake resigned as an Independent Trustee effective January 1, 2019. He was replaced by Michael Venuto, who did not own any shares of any series of the Trust as of December 31, 2018.

As of December 31, 2018, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, Cambria and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to Cambria the responsibility to vote proxies related to the securities held in the Fund’s portfolio. Under this authority, Cambria is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. Cambria will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

The Trust discloses its complete proxy voting record on Form N-PX annually. The Trust’s most recent Form N-PX is available without charge, upon request, by calling 855-ETF-INFO (383-4636). The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Cambria owns all of the initial Shares issued by the Fund prior to the commencement of investment operations and the public launch of the Fund.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under an investment advisory agreement between Cambria and the Trust (the “Management Agreement”), the Fund pays Cambria a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, of 0.59%. Cambria has agreed to waive 17 basis points (0.17%) of its management fees for the Fund until at least August 31, 2020, and this agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees.

The Fund had not commenced operations as of the end of the most recent fiscal year. Accordingly, the Fund has not paid any advisory fees to Cambria.

Cambria manages the investment and the reinvestment of the Fund’s assets, in accordance with its investment objective, policies, and limitations, subject to the general supervision and control of the Board. Cambria is a registered investment adviser under the Investment Advisers Act of 1940 and is a limited partnership organized under the laws of Delaware. The address of Cambria is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Mebane Faber, Pursell Management Co., LLC, Angel Reyes, IV Descendants Trust, Sofia Reyes Descendants Trust, Cambria Investments Holdings, LLC, and Cambria Investments Holdings II, LLC are limited partners of the Adviser and Cambria GP, LLC is the Adviser’s general partner. Cambria GP, LLC shares the address of the Adviser. Mebane Faber is the sole manager of, and controls, Cambria GP, LLC. Cambria GP, LLC controls the Adviser as its sole general partner. Cambria was founded in 2006 and provides investment advisory services to registered and unregistered investment companies, individuals (including high net worth individuals), pensions and charitable organizations.

Under the Management Agreement, Cambria bears all of the costs of the Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

The Management Agreement provides that Cambria will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also provides that Cambria may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a majority of the outstanding shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02109, serves as the Custodian and Transfer Agent of the Fund’s assets. As Custodian, BBH has agreed to: (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, and (3) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

As Transfer Agent, BBH has agreed to: (1) issue and redeem shares of the Fund in Creation Units, (2) make dividend and other distributions to shareholders of the Fund, (3) maintain shareholder accounts, and (4) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by Cambria from its fees.

Administrator

SEI Investments Global Funds Services (the “Administrator”), located at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Administrator, and Fund Accountant to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

PORTFOLIO MANAGER

The following table provides information about the portfolio manager who has day-to-day responsibility for management of the Fund. None of the accounts listed below are subject to a performance-based advisory fee. The reporting information is provided as of April 30, 2019:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)
Mebane Faber
Registered Investment Companies	11	$704.1
Other Pooled Investment Vehicles	n/a	n/a
Other Accounts	441	$56

Potential Conflicts of Interest

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. Cambria has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance, however, that these policies and procedures will be effective.

Compensation

The portfolio manager owns an equity interest in Cambria and their compensation is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of Cambria’s clients, including the Fund and its investors, because it is in the portfolio manager’s best interests to grow the assets of its clients, including the Fund, by delivering strong performance to each. The portfolio manager may also earn a bonus each year based on the profitability of Cambria.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Portfolio changes will generally be implemented through in-kind transactions for Creation Units; however, Cambria may execute brokerage transactions for the Fund and the Fund may incur brokerage commissions, particularly during the early stages of the Fund’s development or in the case of transactions involving realized losses. Also, the Fund may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case Cambria may need to execute brokerage transactions for the Fund. Generally, equity securities, including securities of underlying ETFs, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, Cambria may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of Cambria that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, Cambria believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Fund had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2019, the Fund did not pay any brokerage commissions.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, Cambria may not select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, Cambria may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to Cambria consistent with Section 28(e) of the 1934 Act, which provides that Cambria may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as Cambria makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent Cambria obtains brokerage and research services that it otherwise would acquire at its own expense, Cambria may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

Cambria will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act. The types of products and services that Cambria may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Cambria may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to Cambria are not reduced as a result of the receipt of brokerage and research services.

In some cases, Cambria may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, Cambria will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while Cambria will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Cambria faces a potential conflict of interest, but Cambria believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Fund had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2019, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to Cambria.

Brokerage with Fund Affiliates

Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, Cambria, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

The Fund had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2019, the Fund did not pay any commissions to affiliated broker dealers.

Securities of “Regular Broker-Dealers”

The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the Investment Company Act) (or the parent of the regular broker-dealers) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Fund had not commenced operations as of the end of the most recent fiscal year. Accordingly, for the fiscal year ended April 30, 2019, the Fund did not hold any securities of its “regular brokers and dealers.”

THE DISTRIBUTOR

The Distributor is SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (the “Plan”). In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Cambria may use its legitimate profits to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. Cambria may pay amounts to third parties for distribution or marketing services on behalf of the Fund.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by any Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. The Plan is a compensation plan, which means that, if the Plan were activated, the Distributor would be compensated regardless of its expenses, as opposed to a reimbursement plan which would reimburse only for expenses incurred.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

Payments to Financial Intermediaries.

The Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable 12b-1 plan, the Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that the Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities and for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

Cambria or another affiliate of the Fund, out of its own resources and not as an expense of the Fund, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from Cambria or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.

Any compensation received by a financial intermediary, whether from the Fund or its affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of the Fund over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Legal Counsel

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on September 9, 2011 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of ten actively managed series—the Cambria Cannabis ETF, Cambria Trinity ETF, Cambria Covered Call Strategy ETF, Cambria Core Equity ETF, Cambria Tail Risk ETF, Cambria Global Income and Currency Strategies ETF, Cambria Sovereign Bond ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, and Cambria Managed Futures Strategy ETF,—and eleven series that are passively managed and seek investment results that correspond (before fees and expenses) generally to the price and yield performance of their respective underlying index—the Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Global REIT ETF, and Cambria Long Short ETF. Each of these Funds, except the Cambria Covered Call Strategy ETF, Cambria Global Income and Currency Strategies ETF, Cambria Managed Futures Strategy ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Global REIT ETF, and Cambria Long Short ETF have commenced operations as of the date of this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of the Fund, the Trust will call a meeting of shareholders of the Fund. Shareholders holding two-thirds of Shares outstanding of the Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in the Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of the Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

TRANSACTIONS IN CREATION UNITS

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units. Shares of the Fund will only be issued against full payment, as further described in the Prospectus and this SAI.

A Creation Unit is an aggregation of 50,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from the Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of the Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by Cambria to be in the best interest of the Fund. Because any short positions in the Fund’s portfolio cannot be transferred in-kind, they will be represented by cash in the Cash Component and not in the In-Kind Creation Basket.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for the Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit. The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by Cambria are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. The Fund may permit or require cash in lieu:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Deposit instruments; or

(d)	to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio.

In addition, purchases of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, the Fund announces before the open of trading that all purchases or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a purchase order from an Authorized Participant, the Fund determines to require the purchase to be made entirely in cash;

(d)	if, on a given Business Day, the Fund requires all Authorized Participants purchasing Shares on that day to deposit cash in lieu of some or all of the Fund Deposit instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances;

(e)	if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not available in sufficient quantity; or

(f)	if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

The Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at the Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for the Fund is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 3:00 p.m. Eastern time for Cash Value transactions. Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in the Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the Fund’s NAV on that Business Day. In all cases, cash and securities should be transferred to the Fund by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the second Business Day following the Transmittal Date for securities. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Except as provided in Appendix B, the delivery of Creation Units so created will occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. Authorized Participants that submit a canceled order will be liable to the Fund for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify Cambria and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.

While, as stated above, Creation Units are generally delivered no later than the second Business Day following the day on which the order is deemed received by the Distributor, as discussed in Appendix B, the Fund may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Fund or Cambria, have an adverse effect on the Trust, the Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Cambria make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Cambria, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once the Fund has accepted a creation order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. Except as provided in Appendix B, the delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the Fund’s account at the applicable sub-custodian(s), the Distributor and Cambria shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 115% of the market value, as adjusted from time to time by Cambria, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 115% (as adjusted by Cambria) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Fund	Standard Transaction Fee*	Variable Charge
Cambria Cannabis ETF	$500	Up to 2%

*	The Transaction Fee may be higher for transactions outside the Clearing Process.

The Standard Transaction Fee applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to 2% including the standard Transaction Fee. With cash received from the variable charge, Cambria will purchase the necessary securities for the Fund’s portfolio and return any unused portion thereof to the investor. The Transaction Fee for redemptions of Creation Units will not exceed 2% of the value of the Creation Unit(s) redeemed.

Cambria may adjust or waive the Transaction Fee from time to time. The Standard Creation/Redemption Transaction Fee is based, in part, on the number of holdings in the Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings increase. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.

Redeeming Creation Units

Fund Redemptions. Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit. Because short positions cannot be transferred in kind, however, any short positions in the Fund’s portfolio will be represented by cash in the Cash Redemption Amount and not in the In-Kind Redemption Basket.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by Cambria or the Transfer Agent. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.

In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Fund may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by Cambria or the Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. The Fund may permit or require cash in lieu:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Redemption instruments; or

(d)	to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio.

In addition, redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, the Fund announces before the open of trading that all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a redemption order from an Authorized Participant, the Fund determines to require the redemption to be made entirely in cash;

(d)	if, on a given Business Day, the Fund requires all Authorized Participants redeeming Shares on that day to receive cash in lieu of some or all of the Fund Redemption instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(e)	if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to receive cash in lieu of some or all of the Fund Redemption instruments because:

(i)	such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or

(ii)	a holder of Shares of the Fund’s foreign holdings would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

The Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify Cambria and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once the Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees.

Settlement of Foreign Securities and Regular Foreign Holidays

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, the Settlement Date may be up to 14 calendar days after the Transmittal Date in certain circumstances.

The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Because the Fund’s portfolio securities may trade on days that the Fund’s Exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

A schedule of regular foreign holidays applicable to the Fund is included in Appendix B.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference here.

TAXATION

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and their shareholders that is intended to supplement the tax information contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or their shareholders, and the discussion here does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a RIC such as the Fund. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Qualification as a Regulated Investment Company. For federal income tax purposes, the Fund will seek to qualify and elect to be treated as a RIC under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund would be subject to federal tax on all of its taxable income at the regular corporate rate (which the Tax Act reduced to 21%), without any deduction for dividends to shareholders. In such event, dividend distributions (including capital gains distributions) would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and non-corporate shareholders may be eligible for taxation at reduced rates for qualified dividend income and corporate shareholders may benefit from the dividends received deduction available in some circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund intends to distribute annually to shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If the Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a 4% non-deductible excise tax will be imposed to the extent the Fund fails to distribute by the end of the calendar year at least 98% of its ordinary taxable income and 98.2% of capital gain net income (excess of capital gains over capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for this excise tax, but can make no assurance that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Fund receives income generally in the form of dividends on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income (as discussed below), whether you take them in cash or in additional shares.

Distributions by the Fund is currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities they hold and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF or REIT.

The Fund’s trading strategies may limit its ability to distribute dividends eligible for treatment as qualified dividend income.

Distributions by the Fund of tits net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If, for any calendar year, the total distributions made exceed the Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Distributions may be subject to state and local taxes. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges or Redemptions. The sale of Shares or redemption of Creation Units in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands, and will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and short-term capital gain or loss if the Shares are held for 12 months or less. Any loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholders.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units may not be currently deducted, under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings) or, on the basis that there has been no significant change in economic position.

Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust on behalf of the Fund has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or a group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Cost Basis Reporting. The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare Tax. Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a U.S. federal Medicare contribution tax of 3.8 percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Any taxable dividends (including capital gain distributions) paid by the Fund, and gain realized on the sale or redemption of Fund shares, will constitute investment income of the type subject to this tax.

Tax Treatment of Complex Securities. The tax principles applicable to transactions in financial instruments that may be engaged in by the Fund are complex and, in some cases, uncertain. Such transactions and investments may affect the Fund’s ability to qualify as a RIC and/or cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In limited cases, the tax rules applicable to the Fund’s investment in complex securities may subject the Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. These special rules of the Code may, among other things, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. These gains or losses increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Additionally, the Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Certain foreign currency and futures contracts are considered “Section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. The requirement to mark to market may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution requirement and for avoiding the excise tax discussed above. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

The Fund may invest in U.S. REITs. Investments in U.S. REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

The Tax Act treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Pursuant to recently proposed regulations on which the Fund may rely, distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs”, the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. The IRS has recently issued final regulations pursuant to which the Fund’s income attributable to its investment in a PFIC that the Fund has elected to treat as a QEF is “qualifying income” to the Fund to the extent such income is derived with respect to the Fund’s business of investing in stock, securities or currencies, regardless of whether the PFIC makes a distribution equal to the amount included in income by the Fund.

Foreign Taxes. Investment income received by the Fund from sources within foreign countries and gains they realize on the disposition of foreign securities may be subject to foreign income taxes withheld at the source, which would reduce the yield on the Fund stock or securities. The U.S. has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign issuers, that Fund will be eligible and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by that Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes. You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund in which you invest. If the Fund makes the election, the Fund (or your broker) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Backup Withholding. The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Shares) will be required in certain cases to impose “backup withholding” at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, who have failed to certify to the Fund when required to do so that they are not subject to backup withholding, or who have failed to certify to the Fund that they are a U.S. person (including a resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Non-U.S. Investors. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Except as described below, dividends paid by the Fund to non-U.S. Shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from taxable ordinary income. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss or upon such a shareholder’s sale or other disposition of Shares. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay an additional amounts in respect to any amounts withheld. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of the Fund’s common shares.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

FINANCIAL STATEMENTS

Because the Fund had not yet commenced operations as of the date of this SAI, the Fund does not have financial statements to present at this time. The Fund’s audited financial statements, when available, will be incorporated by reference into this SAI.

CIM-SX-009-0100

Appendix A

Proxy Voting Policies and Procedures for the Trust

CAMBRIA INVESTMENT MANAGEMENT, L.P.

Proxy Voting Policies and Procedures

Introduction

Cambria Investment Management, LP (“Cambria”) is a registered investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). Cambria provides investment advisory services to various types of clients such as registered funds, unregistered private funds and separate accounts. Pursuant to the terms of an investment management agreement between Cambria and its client or as a result of some other type of specific delegation by the client, Cambria is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Cambria has developed the following Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that Cambria votes proxies or gives proxy voting advice that is in the best interests of its clients.

Procedures for Voting Proxies

To help make sure that Cambria votes client proxies in accordance with the Procedures and in the best interests of clients, Cambria has established a Management Committee (the “Committee”), which is responsible for overseeing the Cambria’s proxy voting process.

The person(s) representing the Committee may change from time to time. The Committee will meet as necessary to help Cambria fulfill its duties to vote proxies for clients, but in any event, will meet at least quarterly to discuss various proxy voting issues.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow Cambria to vote proxies in a manner consistent with the goals of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by Cambria. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, Cambria will vote proxies generally in accordance with such Procedures, although in certain cases, the CEO or designee may direct a particular proxy to be voted contrary to the Procedures if the CEO or designee believes that such a vote would better serve the client’s best interests.

In order to facilitate the actual process of voting proxies, Cambria has contracted with Egan-Jones Proxy Services (“Egan-Jones”). Both Egan-Jones and the client’s custodian monitor corporate events for Cambria. Cambria gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to Egan-Jones so that Egan-Jones may vote the proxies.

After receiving the proxy statements, Egan-Jones will review the proxy issues and vote them in accordance with Cambria’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, Egan-Jones will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Egan-Jones Proxy Services Proxy Voting Principles and Guidelines (the “Guidelines”). If the Procedures do not address a particular proxy issue, Egan-Jones will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures. After a proxy has been voted, Egan-Jones will create a record of the vote in order to help Cambria’s comply with their duties listed under “Availability of Proxy Voting Records and Recordkeeping” below. If a client provides Cambria with its own recommendations on a given proxy vote, Cambria will forward the client’s recommendation to Egan-Jones who will vote the client’s proxy pursuant to the client’s recommendation.

The Committee is responsible for overseeing Egan-Jones’s proxy voting activities for Cambria’s clients and will attempt to ensure that Egan-Jones is voting proxies pursuant to the Procedures. As part of the Committee’s oversight of Egan-Jones, the Committee will periodically review Egan-Jones’s conflict of interest procedures and any other pertinent procedures or representations from Egan-Jones in an attempt to ensure that Egan-Jones will make recommendations for voting proxies in an impartial manner and in the best interests of Cambria’s clients. There may be times when Cambria believes that the best interests of the client will be better served if Cambria votes a proxy counter to Egan-Jones’s recommended vote on that proxy. In those cases, the Committee will generally review the research provided by Egan-Jones on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with Cambria’s Procedures and in the best interests of the client.

With the exception of proxies from non-U.S. issuers, Cambria will attempt to vote every proxy which it or its agents receive when a client has given Cambria the authority and direction to vote such proxies. However, there are situations in which Cambria may not be able to process a proxy. For example, Cambria may not have sufficient time to process a vote because Cambria or its agents received a proxy statement in an untimely manner, or Cambria may in certain situations be unable to vote a proxy in relation to a security that is on loan pursuant to a securities lending program. Use of a third party service, such as Egan-Jones, and relationships with multiple custodians can help mitigate a situation where Cambria is unable to vote a proxy.

International Proxy Voting

There are significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders. For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for proxy to vote; and (v) evaluation the cost of voting. Further, these difficulties and costs will vary by country. As a result, Cambria will generally abstain from voting on all non-U.S. company proxies. Nonetheless, when Cambria becomes aware of an issue to be voted on regarding a non-U.S. company that is likely to impact the economic value of the underlying securities, that its vote may influence the outcome, and that the benefits of voting exceed the expected costs, Cambria will make a reasonable effort to vote such proxies in a manner consistent with Cambria’s Procedures.

Company Management Recommendations

When determining whether to invest in a particular company, one of the factors Cambria may consider is the quality and depth of the company’s management. As a result, Cambria believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Cambria’s votes are cast in accordance with the recommendations of the company’s management. However, Cambria will normally vote against management’s position when it runs counter to the Guidelines, and Cambria will also vote against management’s recommendation when such position is not in the best interests of Cambria’s clients.

Conflicts of Interest

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of Cambria may not be influenced by outside sources who have interests which conflict with the interests of Cambria’s clients when voting proxies for such clients. However, in order to ensure that Cambria votes proxies in the best interests of the client, Cambria has established various systems described below to properly deal with a material conflict of interest.

Most of the proxies which Cambria receives on behalf of its clients are voted by Egan-Jones in accordance with these pre-determined, pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by Egan-Jones going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help Cambria vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by Egan-Jones pursuant to the pre-determined Procedures, it normally will not be necessary for Cambria to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Cambria from the proxy voting process.

In the limited instances where Cambria is considering voting a proxy contrary to Egan-Jones’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Cambria or affiliated persons of Cambria. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in “Procedures for Voting Proxies” above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by Egan-Jones and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with Cambria’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with Egan-Jones’s original recommendation. Documentation of the reasons for voting contrary to Egan-Jones’s recommendation will generally be retained by Cambria.

Availability of Proxy Voting Information and Record Keeping

Clients of Cambria will be directed to the CCO or designee to obtain information from Cambria on how their securities were voted. At the beginning of a new relationship with a client, Cambria will provide clients with a concise summary of Cambria’s proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part 2 of Cambria’s Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

Cambria will also retain extensive records regarding proxy voting on behalf of clients. Cambria will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by Egan-Jones or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of Cambria’s clients (via Egan-Jones); (iv) records of a client’s written request for information on how Cambria voted proxies for the client, and any Cambria written response to an oral or written client request for information on how Cambria voted proxies for the client; and (v) any documents prepared by Cambria that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of Cambria.

Proxy Voting Guidelines

The Guidelines summarize Cambria’s position on various issues and give a general indication as to how Cambria will vote shares on each issue. The Management Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client’s investments. Although Cambria will usually vote proxies in accordance with these Guidelines, Cambria reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, Cambria determines that a client’s best interests would be served by such a vote. Moreover, the list of Guidelines may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, Cambria will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client.

Cambria generally considers that clients’ best interests are served by the promotion of high levels of corporate governance and adequate disclosure of company policies and practices. The Guidelines are available upon request to the CCO or CEO or designee.

Appendix B

Foreign Holidays

The Fund generally intends to effect deliveries of Creation Units and portfolio securities no later than the second Business Day following the day on which the order is deemed received by the Distributor. The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than the one just described in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Fund investing in foreign securities during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the applicable Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2019 are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

Argentina
January 1 March 4 March 5 April 2 April 18	April 19 May 1 June 20 August 19 October 14	November 6 November 18 December 25
Australia
January 1 January 28 April 19 April 22	April 25 June 10 December 24 December 25	December 26 December 31
Austria
January 1 April 19 April 22	May 1 June 10 December 24	December 25 December 26 December 31

Bahrain
January 1 May 1 June 4 June 5	June 6 August 11 August 12 August 13	September 8 September 9 December 16 December 17
Bangladesh
February 21 February 28 March 17 March 26 April 14 April 22 May 1 May 20 May 31	June 2 June 4 June 5 June 6 July 1 August 11 August 12 August 13 August 15	September 10 October 8 November 9 November 10 December 16 December 25 December 31
Belgium
January 1 April 19	April 22 May 1	December 25 December 26
Bermuda
January 1 April 19 May 31 June 17	August 1 August 2 September 2 November 11	December 25 December 26
Bosnia-Herzegovina
January 1 January 2 January 7 January 9 March 1 April 22	April 26 April 29 May 1 May 2 May 9 June 5	June 6 August 12 November 21 November 25 December 25
Botswana
January 1 January 2 April 19 April 20 April 22	May 1 May 30 July 1 July 2 July 15	July 16 September 30 October 1 December 25 December 26
Brazil
January 1 January 25 March 4 March 5 March 6	April 19 May 1 June 20 July 9 September 7	October 12 November 2 November 15 November 20 December 25
Bulgaria
January 1 March 4 April 19 April 22 April 26	April 29 May 1 May 6 May 24 September 6	September 23 December 24 December 25 December 26
Canada
January 1 February 18 April 19 May 20	July 1 August 5 September 2 October 14	December 25 December 26

Chile
January 1 April 19 May 1 May 21	July 16 August 15 September 18 September 19	September 20 November 1 December 25 December 31
China
January 1 January 21 February 2 February 3 February 4 February 5 February 6 February 7 February 8 April 5 April 19 April 22	April 28 May 1 May 2 May 3 May 5 May 13 May 27 June 7 July 1 July 4 September 2 September 13	September 29 October 1 October 2 October 3 October 4 October 7 October 12 October 14 November 11 November 28 December 25 December 26
Colombia
January 1 January 7 March 25 April 18 April 19	May 1 June 3 June 24 July 1 August 7	August 19 October 14 November 4 November 11 December 25
Costa Rica
January 1 April 11 April 18	April 19 May 1 July 25	August 2 August 15 December 25
Croatia
January 1 April 19 April 22 May 1 June 20	June 25 August 5 August 15 October 8 November 1	December 24 December 25 December 26 December 31
Cyprus
January 1 March 11 March 25 April 1 April 10 April 19	April 22 April 26 April 29 April 30 May 1 June 17	August 15 October 1 October 28 December 24 December 25 December 26
Czech Republic
January 1 April 19 April 22 May 1	May 8 July 5 October 28 December 24	December 25 December 26
Denmark
January 1 April 18 April 19 April 22 May 10	May 17 May 30 May 31 June 5 December 24	December 25 December 26 December 31

Ecuador
January 1 March 4 March 5 April 19	May 1 May 24 August 9 October 11	November 1 November 4 December 25
Egypt
January 1 January 7 January 24 April 25 April 28 April 29 May 1	June 5 June 6 June 30 July 1 July 23 August 11 August 12	August 13 August 14 September 1 October 6 November 10
Estonia
January 1 April 19 April 22 May 1	May 30 June 24 August 20 December 24	December 25 December 26 December 31
Finland
January 1 April 19 April 22 May 1	May 30 June 21 December 6 December 24	December 25 December 26 December 31
France
January 1 April 19	April 22 May 1	December 25 December 26
Germany
January 1 April 19 April 22 May 1	May 30 June 10 June 20 October 3	December 24 December 25 December 26
Ghana
January 1 January 7 March 6 April 19 April 22	May 1 May 27 June 5 July 1 August 12	September 23 December 6 December 25 December 26
Greece
January 1 March 11 March 25 April 19 April 22	April 26 April 29 May 1 June 17 August 15	October 28 December 24 December 25 December 26
Hong Kong SAR
January 1 February 2 February 3 February 4 February 5 February 6 February 7 February 8 April 5 April 18 April 19	April 22 April 28 May 1 May 5 May 10 May 13 June 7 June 28 July 1 September 13 September 29	October 1 October 2 October 3 October 4 October 7 October 12 December 24 December 25 December 26 December 30 December 31

Hungary
January 1 March 15 April 19 April 22 May 1	June 10 August 19 August 20 October 23 November 1	December 24 December 25 December 26 December 27 December 31
Iceland
January 1 April 18 April 19 April 22 April 25	May 1 May 30 June 10 June 17 August 5	December 24 December 25 December 26 December 31
India
February 19 March 4 March 21 April 1 April 17 April 19 April 29	May 1 June 5 August 12 August 15 September 2 September 10 October 2	October 8 October 27 October 28 November 12 December 25
Indonesia
January 1 February 5 March 7 April 3 April 17 April 19	May 1 May 30 June 3 June 4 June 5 June 7	August 12 December 24 December 25 December 31
Ireland
January 1 January 21 March 18 April 19	April 22 May 1 May 6 June 3	August 5 October 28 December 25 December 26
Israel
March 21 April 9 April 22 April 23 April 24 April 25	May 8 May 9 September 30 October 1 October 8 October 9	October 14 October 15 October 16 October 17 October 20 October 21
Italy
January 1 April 19	April 22 December 25	December 26
Ivory Coast
January 1 April 22 April 30 May 1 May 30	June 5 June 10 August 7 August 12 August 15	November 1 November 15 December 25

Japan
January 1 January 2 January 3 January 14 February 11 March 21 April 29	April 30 May 1 May 2 May 3 May 6 July 15 August 12	September 16 September 23 October 14 October 22 November 4 December 31
Jordan
January 1 May 1 June 4 June 5	June 6 August 11 August 12 August 13	August 14 August 31 December 25
Kazakhstan
January 1 January 2 January 7 March 8 March 21 March 22	March 25 May 1 May 7 May 9 May 10 July 8	August 30 December 2 December 16 December 17
Kenya
January 1 April 19 April 22 May 1	June 5 August 12 October 21 December 2	December 12 December 25
Kuwait
January 1 February 24 February 25 February 26	April 4 June 5 June 6 August 11	August 12 August 13 September 1 November 10
Latvia
January 1 April 19 April 22 May 1	May 6 May 30 June 24 November 18	December 24 December 25 December 26 December 31
Lithuania
January 1 March 11 April 19 April 22 May 1	May 30 June 24 August 15 November 1 December 24	December 25 December 26 December 31
Luxembourg
January 1 April 19 April 22 May 1	May 30 June 10 August 15 November 1	December 25 December 26
Malaysia
January 1 January 21 February 1 February 4 February 5 February 6	May 1 May 20 May 22 June 5 June 6 August 12	September 9 September 16 October 28 December 25

Mauritius
January 1 January 2 January 21 February 1	February 5 March 4 March 12 May 1	June 5 September 3 November 1 December 25
Mexico
January 1 February 4 March 18 April 18	April 19 May 1 September 16 November 18	December 12 December 25
Morocco
January 1 January 11 May 1 June 4 June 6	July 30 August 12 August 13 August 14 August 20	August 21 September 2 November 6 November 11 November 12
Mozambique
January 1 February 4 April 8	May 1 June 25 September 25	October 4 December 25
Namibia
January 1 March 21 April 19 April 22 April 26	May 1 May 30 June 17 August 9 August 26	September 24 December 10 December 16 December 25 December 26
Netherlands
January 1 April 19	April 22 May 1	December 25 December 26
New Zealand
January 1 January 2 February 6 April 19	April 22 April 25 June 3 October 28	December 25 December 26
Nigeria
January 1 April 19 April 22 May 1	May 29 June 4 June 5 August 12	October 1 November 9 December 25 December 26
Norway
January 1 April 17 April 18 April 19 April 22	May 1 May 17 May 30 June 10 December 24	December 25 December 26 December 31
Oman
January 1 April 3 April 4 June 5 June 6	July 23 August 11 August 12 August 13 August 14	August 15 September 1 November 10 November 18 November 19

Pakistan
January 1 February 5 May 1 May 6 June 5	June 6 July 1 August 11 August 12 August 14	September 10 September 11 November 9
Peru
January 1 April 18 April 19	May 1 July 29 August 30	October 8 November 1 December 25
Philippines
January 1 February 5 February 25 April 9 April 18	April 19 May 1 June 12 August 21 August 26	November 1 December 24 December 25 December 30 December 31
Poland
January 1 April 19 April 22 May 1 May 3	June 20 August 15 November 1 November 11 December 24	December 25 December 26 December 31
Portugal
January 1 April 19 April 22 April 25	May 1 June 10 June 13 June 20	August 15 November 1 December 25 December 26
Qatar
January 1 February 12 March 3 June 4	June 5 June 6 August 11 August 12	August 13 December 18
Romania
January 1 January 2 January 24	April 29 May 1 June 17	August 15 December 25 December 26
Russia
January 1 January 2 January 3 January 4	January 7 January 8 March 8 May 1	May 9 June 12 November 4
Rwanda
January 1 January 2 February 1 April 8 April 19	April 22 May 1 July 1 July 4 July 25	August 2 August 15 December 26
Saudi Arabia
June 5 June 6 June 9	June 10 August 11 August 12	August 13 August 14 September 23

Serbia
January 1 January 2 January 7 February 15	February 16 April 26 April 29 May 1	May 2 November 11
Singapore
January 1 February 4 February 5 February 6	April 19 May 1 May 20 June 5	August 9 August 12 October 28 December 25
Slovakia
January 1 April 19 April 22 May 1	May 8 July 5 August 29 November 1	December 24 December 25 December 26
Slovenia
January 1 January 2 February 8 April 19 April 22	May 1 May 2 June 25 August 15 October 31	November 1 December 24 December 25 December 26 December 31
South Africa
January 1 March 21 April 19 April 22 April 26	May 1 May 8 June 17 August 9 September 24	December 16 December 25 December 26
South Korea
January 1 February 4 February 5 February 6 March 1	May 1 May 6 June 6 August 15 September 12	September 13 October 3 October 9 December 25 December 31
Spain
January 1 April 19 April 22	May 1 December 24 December 25	December 26 December 31
Sri Lanka
January 1 January 15 February 4 February 19 March 4 March 19 March 20	April 12 April 15 April 19 May 1 May 20 June 5 July 16	August 12 August 14 September 13 November 11 November 12 December 11 December 25
Swaziland
January 1 April 19 April 22 April 25 April 26	May 1 May 30 July 22 September 2 September 6	December 25 December 26 December 28

Sweden
January 1 April 18 April 19 April 22 April 30	May 1 May 29 May 30 June 6 June 21	December 24 December 25 December 26 December 31
Switzerland
January 1 January 2 April 19 April 22	May 1 May 30 June 10 August 1	December 25 December 26
Taiwan
January 1 January 31 February 1 February 4 February 5 February 6	February 7 February 8 February 28 March 1 April 4 April 5	May 1 June 7 September 13 October 10 October 11
Tanzania
January 1 April 19 April 22 April 26	May 1 June 5 August 8 August 12	October 14 December 9 December 25 December 26
Thailand
January 1 February 19 April 8 April 15 April 16 May 1	May 6 May 20 July 16 July 29 August 12 October 14	October 23 December 5 December 10 December 31
Tunisia
January 1 January 14 March 20 April 9 May 1	June 4 June 5 June 6 July 25 August 9	August 13 September 1 October 15 November 9
Turkey
January 1 April 23 May 1 June 5 June 6	June 7 July 15 August 12 August 13 August 14	August 15 August 30 October 29
Uganda
January 1 March 8 April 19	April 22 May 1 June 3	October 9 December 25 December 26
Ukraine
January 1 January 2 January 7 March 8 April 29	April 30 May 1 May 9 June 17 June 28	August 24 October 15 December 25 December 30 December 31

United Arab Emirates
January 1 June 5 June 6 August 11	August 12 August 13 August 14 September 1	November 10 December 2 December 3
United Kingdom
January 1 January 21 April 19 April 22	May 6 May 27 August 26 December 24	December 25 December 26 December 31
United States
January 1 January 21 February 18 April 19	May 27 July 4 September 2 October 14	November 11 November 28 December 25
Uruguay
January 1 March 4 March 5 April 18	April 19 April 22 May 1 June 19	July 18 December 25
Vietnam
January 1 February 4 February 5 February 6	February 7 February 8 April 15 April 29	April 30 May 1 September 2 December 31
Zambia
January 1 March 8 March 12 April 19 April 22	May 1 May 25 July 1 July 2 August 5	October 18 October 24 December 25
Zimbabwe
January 1 February 21 April 18 April 19	April 22 May 1 May 25 August 12	August 13 December 22 December 25 December 26

Redemptions. The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks are held by the Fund. These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

In calendar year 2019, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles for the Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	04/18/19	04/26/19	8

Bangladesh	05/29/19	06/09/19	11
	05/30/19	06/10/19	11
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/18/19	11
	08/08/19	08/19/19	11

China	01/30/19	02/11/19	12
	01/31/19	02/12/19	12
	02/01/19	02/13/19	12
	09/26/19	10/08/19	12
	09/27/19	10/09/19	12
	09/30/19	10/10/19	10

China Connect – Stock Connect	02/01/19	02/11/19	10
	09/30/19	10/08/19	8

Cyprus	04/24/19	05/02/19	8
	04/25/19	05/03/19	8

Hungary	12/20/19	12/30/19	10
	12/23/19	12/31/19	8

Indonesia	05/29/19	06/10/19	12
	05/31/19	06/11/19	11

Japan	04/24/19	05/07/19	13
	04/25/19	05/08/19	13
	04/26/19	05/09/19	13
	12/26/19	01/06/20	11
	12/27/19	01/07/20	11
	12/30/19	01/08/20	9

Jordan	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Kuwait	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Malaysia	01/30/19	02/07/19	8
	01/31/19	02/08/19	8

Morocco	08/07/19	08/15/19	8
	08/08/19	08/16/19	8
	08/09/19	08/19/19	10
	11/04/19	11/13/19	9
	11/05/19	11/14/19	9

Country	Trade Date	Settlement Date	Number of Days to Settle
Namibia	03/14/19	03/22/19	8
	03/15/19	03/25/19	10
	03/18/19	03/26/19	8
	03/19/19	03/27/19	8
	03/20/19	03/28/19	8
	04/12/19	04/23/19	11
	04/15/19	04/24/19	9
	04/16/19	04/25/19	9
	04/17/19	04/26/19	9
	04/18/19	04/29/19	11
	04/24/19	05/02/19	8
	04/25/19	05/03/19	8
	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8
	05/23/19	05/31/19	8
	05/24/19	06/03/19	10
	05/27/19	06/04/19	8
	05/28/19	06/05/19	8
	05/29/19	06/06/19	8
	06/10/19	06/18/19	8
	06/11/19	06/19/19	8
	06/12/19	06/20/19	8
	06/13/19	06/21/19	8
	06/14/19	06/24/19	10
	08/02/19	08/12/19	10
	08/05/19	08/13/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/16/19	8
	08/19/19	08/27/19	8
	08/20/19	08/28/19	8
	08/21/19	08/29/19	8
	08/22/19	08/30/19	8
	08/23/19	09/02/19	10
	09/17/19	09/25/19	8
	09/18/19	09/26/19	8
	09/19/19	09/27/19	8
	09/20/19	09/30/19	10
	09/23/19	10/01/19	8
	12/03/19	12/11/19	8
	12/04/19	12/12/19	8
	12/05/19	12/13/19	8
	12/06/19	12/17/19	11
	12/09/19	12/18/19	9
	12/11/19	12/19/19	8
	12/12/19	12/20/19	8
	12/13/19	12/23/19	10
	12/18/19	12/27/19	9
	12/19/19	12/30/19	11
	12/20/19	12/31/19	11
	12/23/19	01/02/20	10
	12/24/19	01/03/20	10

Country	Trade Date	Settlement Date	Number of Days to Settle

New Zealand	04/18/19	04/26/19	8

Oman	08/06/19	08/18/19	12
	08/07/19	08/19/19	12
	08/08/19	08/20/19	12

Philippines	12/23/19	01/02/20	10
	12/26/19	01/03/20	8
	12/27/19	01/06/20	10

Qatar	05/30/19	06/09/19	10
	06/02/19	06/10/19	8
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Russia	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8

Saudi Arabia	08/08/19	08/18/19	10
	08/11/19	08/19/19	8

Serbia	04/25/19	05/03/19	8

Taiwan	01/29/19	02/11/19	13
	01/30/19	02/12/19	13

Tunisia	05/30/19	06/07/19	8

United Arab Emirates	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Uruguay	04/15/19	04/23/19	8
	04/16/19	04/24/19	8
	04/17/19	04/25/19	8

Vietnam	01/31/19	02/11/19	11
	02/01/19	02/12/19	11

Zimbabwe	04/15/19	04/23/19	8
	04/16/19	04/24/19	8
	04/17/19	04/25/19	8
	12/19/19	12/27/19	8
	12/20/19	12/30/19	10

CAMBRIA ETF TRUST

PART C

Item 28.	Exhibits.

(a)(i)	Certificate of Trust dated September 9, 2011 of Cambria ETF Trust (“the Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s initial registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000898432-12-000511 on April 23, 2012.

(a)(ii)	Registrant’s Trust Instrument, as adopted September 9, 2011, is incorporated herein by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-14-001417 on March 4, 2014.

(b)	Registrant’s By-laws, as adopted September 9, 2011, are incorporated herein by reference to Exhibit (b) to the Registrant’s initial registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0000898432-12-000511 on April 23, 2012.

(c)	See Articles IV, V, and VI of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws.

(d)(i)	Investment Advisory Agreement dated June 26, 2018 between the Registrant and Cambria Investment Management, L.P. is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(d)(ii)	Revised Schedule A, dated July 12, 2019, to the Advisory Agreement dated June 26, 2018 between the Registrant and Cambria Investment Management, L.P. is filed herewith.

(d)(iii)	Fee Waiver Agreement dated July 12, 2019 between the Registrant and Cambria Investment Management, L.P., relating to the Cambria Cannabis ETF, is filed herewith.

(e)(i)	Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(i) to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-015805 on July 29, 2016.

(e)(ii)	Amendment No. 1, dated June 1, 2014, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 25 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-017648 on August 29, 2016.

(e)(iii)	Amendment No. 2, dated September 16, 2014, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

1

(e)(iv)	Amendment No. 3, dated March 8, 2016, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

(e)(v)	Amendment No. 4, dated September 13, 2016, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(v) to Post-Effective Amendment No. 49 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-063528 on May 22, 2017.

(e)(vi)	Amendment No. 5, dated March 16, 2017, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(vi) to Post-Effective Amendment No. 49 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-063528 on May 22, 2017.

(e)(vii)	Amendment No. 6, dated February 5, 2018, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(vii) to Post-Effective Amendment No. 74 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-001720 on February 5, 2018.

(e)(viii)	Amendment No. 7, dated September 6, 2018, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(viii) to Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016791 on September 10, 2018.

(e)(ix)	Amendment No. 8, dated May 3, 2019, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co. is filed herewith.

(e)(x)	Amendment and revised Schedule A to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co., reflecting the addition of the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Global REIT ETF, to be filed by amendment.

(e)(xi)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(ii) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001144204-13-026100 on May 3, 2013.

(f)	Not applicable.

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(g)(i)	Custodian and Transfer Agent Agreement dated April 3, 2013 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-015805 on July 29, 2016.

(g)(ii)	Amendment, dated July 12, 2019, to the Custodian and Transfer Agent Agreement dated April 3, 2013 between the Registrant and Brown Brothers Harriman & Co. is filed herewith.

(h)(i)	Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(i) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

(h)(ii)	Amendment No. 1, dated June 1, 2014, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

(h)(iii)	Amendment No. 2, dated December 5, 2014, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

(h)(iv)	Amendment No. 3, dated March 8, 2016, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

(h)(v)	Amendment No. 4, dated July 19, 2016, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(v) to Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-019613 on October 12, 2016.

(h)(vi)	Amendment No. 5, dated September 13, 2016, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 49 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-063528 on May 22, 2017.

(h)(vii)	Amendment No. 6, dated March 16, 2017, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 49 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-063528 on May 22, 2017.

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(h)(viii)	Amendment No. 7, dated February 5, 2018, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 74 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-001720 on February 5, 2018.

(h)(ix)	Amendment No. 8, dated September 6, 2018, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016791 on September 10, 2018.

(h)(x)	Amendment No. 9, dated May 3, 2019, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services is filed herewith.

(h)(xi)	Amendment to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services, reflecting the addition of the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Global REIT ETF, to be filed by amendment.

(h)(xii)	Sublicense Agreement dated December 1, 2013 between the Registrant and Cambria Investment Management, L.P., relating to the Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF, is incorporated herein by reference to Exhibit (h)(x) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(h)(xiii)	Sublicense Agreement dated September 1, 2014 between the Registrant and Cambria Investment Management, L.P., relating to the Cambria Global Asset Allocation ETF, is incorporated herein by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(i)(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF and Cambria Covered Call Strategy ETF, is incorporated herein by reference to Exhibit (i)(i) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

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(i)(ii)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Trinity ETF, is incorporated herein by reference to Exhibit (i)(ii) to Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016791 on September 10, 2018.

(i)(iii)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Cannabis ETF, is filed herewith.

(i)(iv)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Global REIT ETF, Cambria Managed Futures Strategy ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, and Cambria Long Short ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Letter of Investment Intent is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-026100 on May 3, 2013.

(m)(i)	12b-1 Distribution and Service Plan dated April 25, 2013 is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001144204-13-026100 on May 3, 2013.

(m)(ii)	Revised Schedule A, as of May 3, 2019, to the 12b-1 Distribution and Service Plan dated April 25, 2013 is filed herewith.

(n)	Not applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001144204-13-026100 on May 3, 2013.

(p)(ii)	Code of Ethics of Cambria Investment Management, L.P. is incorporated herein by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(p)(iii)	Code of Ethics of SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (p)(iii) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

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(q)(i)	Powers of Attorney for Messrs. Faber, Schmal, and Kleinschmidt, dated March 14, 2018 and August 15, 2018, are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(q)(ii)	Power of Attorney for Mr. Venuto, dated January 1, 2019 is incorporated herein by reference to Exhibit (q)(ii) to Post-Effective Amendment No. 80 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-009823 on June 28, 2019.

(q)(iii)	Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF, is filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Fund.

Upon the commencement of operations of the Cambria Managed Futures Strategy ETF, the Registrant will own 100% of the Cambria Managed Futures Strategy CFC, an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30.	Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument adopted as of September 9, 2011 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Securities Act” or the “1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 2 and 3 of the Registrant’s Trust Instrument provide as follows:

Section 2.	INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

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(ii)	as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)	in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.	INDEMNIFICATION OF SHAREHOLDERS.

If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

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Section 9 of each Investment Advisory Agreement between the Registrant and Cambria Investment Management, L.P. provides:

(a)	Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)	Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)	Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)	Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 8 of the Distribution Agreement between the Registrant and SEI Investments Distribution Co. provides, in part:

8.01	Indemnification of Distributor. The Company agrees to indemnify, defend and hold harmless, the Distributor, each of its directors, officers, principals, representatives, employees and each person, if any, who controls, is controlled by or is under common control with, the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnified Parties”) from and against any and all losses, claims, damages or liabilities, joint or several, whatsoever (including any investigation, legal or other expenses incurred in connection with, and any amount paid in settlement of, any action, suit or proceeding or any claim asserted) to which the Distributor Indemnified Parties may become subject, arising out of or based upon (i) any untrue statement or alleged untrue statement of a material fact contained in any Prospectus or any document incorporated by reference therein or filed as an exhibit thereto, or any marketing literature or materials distributed on behalf of the Company with respect to the securities covered by the Prospectus (the “Covered Documents”) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse the Distributor for any legal or other expenses reasonably incurred by the Distributor in connection with investigating or defending any such action or claim as such expenses are incurred and (ii) any breach of any representation, warranty or covenant made by the Company in this Agreement; provided, however, that the Company shall not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Covered Documents in reliance upon and in conformity with written information furnished to the Company by the Distributor expressly for use therein; and provided further that the Distributor shall not be entitled to indemnification from the Company or protected from liability under the Agreement related to any claim directly caused by Distributor’s, or its delegates’ gross negligence, bad faith, fraud, willful misconduct or criminal misconduct in the performance of the services hereunder.

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8.04	Contribution. If the indemnification provided for in this Section 8 is insufficient or unavailable to any Indemnified Party under this Section 8 in respect of any losses, claims, damages, liabilities or expenses referred to therein, then the indemnifying party, in lieu of indemnifying such Indemnified Party hereunder, shall contribute to the amount paid or payable by damages, liabilities or expenses in such proportion as is appropriate to reflect the relative benefits received by the Company on the one hand and the Distributor on the other from the offering of the Shares. If, however, the allocation provided by the immediately preceding sentence is not permitted by applicable law or if the Indemnified Party failed to give the notice required under Section 8.3(a), above, then each indemnifying party shall contribute to such amount paid or payable by such Indemnified Party in such proportion as is appropriate to reflect not only such relative benefits but also the relative fault of the Company on the one hand and the Distributor on the other in connection with the statements or omissions which resulted in such losses, claims, damages or liabilities (or actions in respect thereof), as well as any other relevant equitable considerations. The relative benefits received by the Company on the one hand and the Distributor on the other shall be deemed to be in the same proportion as the amount of gross proceeds received by the Company from the offering of the Shares under this Agreement (expressed in dollars) bears to the net proceeds received by the Distributor under this Agreement. The relative fault shall be determined by reference to, among other things, whether if applicable, any untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Company on the one hand or the Distributor on the other and the parties’ relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission. The Company and the Distributor agree that it would not be just and equitable if contributions pursuant to this Section 8.4 were determined by pro rata allocation or by any other method of allocation which does not take account of the equitable considerations referred to herein. The amount paid or payable by an Indemnified Party as a result of the losses, claims, damages or liabilities (or actions in respect thereof) referred to above shall be deemed to include any legal or other expenses reasonably incurred by such Indemnified Party in connection with investigating or defending any such action or claim. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation.

8.05	Consequential Damages. In no event and under no circumstances will either party to this Agreement be liable to anyone, including, without limitation, the other party, for consequential damages for any act or failure to act under any provision of this Agreement.

9

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Cambria Investment Management, L.P. (the “Adviser”) serves as investment advisor for each series of the Trust. The principal address of the Adviser is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature, not including positions with the Trust set forth in the Statement of Additional Information, in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Adviser	Name of Other Company	Connection with Other Company
Mebane Faber – Chief Investment Officer	n/a	n/a
Himanshu Surti – Chief Operating Officer	Cambria Indices, LLC	Cambria Operating Officer and President
Douglas Tyre – Chief Compliance Officer	Cipperman Compliance Services	Assistant Compliance Director, Chief Compliance Officer

Item 32.	Principal Underwriters.

(a)	The sole principal underwriter for the Trust is SEI Investments Distribution Co., which acts as distributor for the Registrant and the following fund complexes:

1.	SEI Daily Income Trust

2.	SEI Tax Exempt Trust

3.	SEI Institutional Managed Trust

4.	SEI Institutional International Trust

5.	The Advisors’ Inner Circle Fund

6.	The Advisors’ Inner Circle Fund II

7.	Bishop Street Funds

8.	SEI Asset Allocation Trust

9.	SEI Institutional Investments Trust

10.	City National Rochdale Funds (f/k/a CNI Charter Funds)

11.	Causeway Capital Management Trust

12.	ProShares Trust

13.	Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)

14.	TD Asset Management USA Funds Inc.

15.	SEI Structured Credit Fund, LP

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16.	Global X Funds

17.	ProShares Trust II

18.	Exchange Traded Concepts Trust (f/k/a FaithShares Trust)

19.	Schwab Strategic Trust

20.	RiverPark Funds Trust

21.	Adviser Managed Trust

22.	New Covenant Funds

23.	Cambria ETF Trust

24.	Highland Funds I (f/k/a Pyxis Funds I)

25.	KraneShares Trust

26.	SEI Insurance Products Trust

27.	The KP Funds

28.	The Advisors’ Inner Circle Fund III

29.	SEI Catholic Values Trust

30.	SEI Hedge Fund SPC

31.	SEI Energy Debt Fund

32.	Gallery Trust

33.	RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund)

34.	Schroder Series Trust

35.	Schroder Global Series Trust

36.	City National Rochdale Select Strategies Fund

37.	Metaurus Equity Component Trust

38.	Causeway ETMF Trust

39.	Impact Shares Trust

40.	City National Rochdale Strategic Credit Fund

41.	Symmetry Panoramic Trust

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	The following directors and officers of the Distributor, SEI Investments Distribution Co., hold the following positions. The principal business address for all directors and executive officers is 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Positions and Offices With Registrant	Positions and Offices With Underwriter
William M. Doran	None	Director
Paul F. Klauder	None	Director
Wayne M. Withrow	None	Director
Kevin P. Barr	None	Director, President & Chief Executive Officer
Maxine J. Chou	None	Chief Financial Officer, Chief Operations Officer & Treasurer
Jennifer H. Campisi	None	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary

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Name	Positions and Offices With Registrant	Positions and Offices With Underwriter
John C. Munch	None	General Counsel & Secretary
Mark J. Held	None	Senior Vice President
John P. Coary	None	Vice President & Assistant Secretary
Lori L. White	None	Vice President & Assistant Secretary
Judith A. Hirx	None	Vice President
Jason McGhin	None	Vice President
Gary Michael Reese	None	Vice President
Robert M. Silvestri	None	Vice President

(c)        Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Registrant: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245

Adviser: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245

Distributor: SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, PA 19456

Administrator: SEI Investments Global Fund Services 1 Freedom Valley Drive Oaks, PA 19456

Custodian: Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02109

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Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

The Subsidiary undertakes that the assets of the Subsidiary will be maintained at all times in accordance with the requirements of section 17 of the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 86 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 12th day of July 2019.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric Kleinschmidt	Principal Financial Officer	July 12, 2019
Eric Kleinschmidt*	(Principal Accounting Officer)

/s/ Mebane Faber	President and Trustee	July 12, 2019
Mebane Faber

/s/ Michael Venuto	Trustee	July 12, 2019
Michael Venuto*

/s/ Dennis G. Schmal	Trustee	July 12, 2019
Dennis G. Schmal*

*/s/ Mebane Faber
Mebane Faber
Attorney-in-Fact
Pursuant to Power of Attorney

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Exhibit Index

Exhibit Number	Exhibit Name

EX-99.28.D.II	Revised Schedule A, dated July 12, 2019, to the Advisory Agreement dated June 26, 2018 between the Registrant and Cambria Investment Management, L.P.

EX-99.28.D.III	Fee Waiver Agreement dated July 12, 2019 between the Registrant and Cambria Investment Management, L.P., relating to the Cambria Cannabis ETF

EX-99.28.E.IX	Amendment No. 8, dated May 3, 2019, to the Distribution Agreement dated August 30, 2012 between the Registrant and SEI Investments Distribution Co.

EX-99.28.G.II	Amendment, dated July 12, 2019, to the Custodian and Transfer Agent Agreement dated April 3, 2013 between the Registrant and Brown Brothers Harriman & Co.

EX-99.28.H.X	Amendment No. 9, dated May 3, 2019, to the Amended and Restated Administration Agreement dated November 15, 2012 between the Registrant and SEI Investments Global Funds Services

EX-99.28.I.III	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Cannabis ETF

EX-99.28.M.II	Revised Schedule A, as of May 3, 2019, to the 12b-1 Distribution and Service Plan dated April 25, 2013

EX-99.28.Q.III	Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF

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